Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$10,426,124	$—	$—
Liabilities:
Derivative liabilities-public warrants	$—	$390,600	$—
Derivative liabilities-private warrants	$—	$283,205	$—
December 31, 2022
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$244,314,622	$—	$—
Liabilities:
Derivative liabilities-public warrants	$—	$49,200	$—
Derivative liabilities-private warrants	$—	$35,690	$—
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$244,314,622	$—	$—
Liabilities:
Derivative liabilities-public warrants	$—	$49,200	$—
Derivative liabilities-private warrants	$—	$35,690	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$241,187,929	$—	$—
Liabilities:
Derivative liabilities-public warrants	$6,240,000	$—	$—
Derivative liabilities-private warrants	$—	$—	$4,556,190

Schedule of Disclosure in Tabular form of Significant Unobservable Inputs Used in the Measurement of Forward Purchase Agreement Liability	The fair value was adjusted for the market implied likelihood of completing a business combination. The key inputs are summarized below:
Valuation Date	Common Stock Price	Probability of completing BC	Maximum Term yrs	Risk Free Rate	Implied Volatility
3/29/2023	$10.35	14.00%	3.74	3.74%	2.90%
3/31/2023	$10.22	14.00%	3.73	3.68%	3.50%
6/30/2023	$10.43	14.00%	3.48	3.74%	2.30%
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
December 31, 2021
Exercise price	$11.50
Stock price	$9.77
Volatility	10.0%
Risk-free rate	1.31%
Dividend yield	0.0%

Schedule of Key Inputs
Description	Carrying Value at March 29, 2023	Change in Fair value	Carrying Value at September 30, 2023
Liabilities:
Forward Purchase Agreement	$86,369	$(86,369)	$—

Schedule of Fair Value of the Derivative Liabilities Measured using Level 3 inputs	The change in the fair value of the Level 3 derivative warrant liabilities for the year ended December 31, 2022 and for the period from April 20, 2021 (inception) through December 31, 2021 is summarized as follows:
Derivative liabilities at December 31, 2021	$4,556,190
Change in fair value of derivative warrant liabilities	(3,686,170)
Transfer to Level 2	(870,020)
Derivative liabilities at December 31, 2022	$—
Derivative liabilities at April 20, 2021 (inception)	$—
Issuance of Public and Private Warrants	13,041,000
Over-allotment option	22,627
Transfer of Public Warrants to Level 1	(8,160,000)
Change in fair value of derivative warrant liabilities	(347,437)
Derivative liabilities at December 31, 2021	$4,556,190